Income Taxes (Captions of Net Deferred Income Tax Assets and Liabilities Included in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Other assets	¥ 131,063	¥ 138,507
Other noncurrent liabilities	(38,518)	(43,402)
Net deferred tax assets	¥ 92,545	¥ 95,105